Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust (the “Trust”)

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated August 28, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Aerospace & Defense ETF, Invesco BuyBack AchieversTM ETF, Invesco CleantechTM ETF, Invesco Dividend AchieversTM ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Food & Beverage ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Leisure and Entertainment ETF, Invesco Dynamic Market ETF, Invesco Dynamic Media ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Semiconductors ETF, Invesco Dynamic Software ETF, Invesco Financial Preferred ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco International Dividend AchieversTM ETF, Invesco NASDAQ Internet ETF, Invesco Raymond James SB-1 Equity ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Communication Services ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco

S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco S&P SmallCap Momentum ETF, Invesco S&P SmallCap Value with Momentum ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @InvescoETFs